Intangible Assets (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Intangible asset amortization expense	$ 909,241	$ 861,377	$ 1,170,032	$ 597,960